20 Financial instruments (Details 15) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Beginning balance	R$ 5,898,564
Exchange variation recorded in the period on OCI / Income tax	(565,005)
Exchange variation transferred to profit or loss / Income tax	914,180
Ending balance	5,549,389
Exchange Variation [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	8,937,217
Exchange variation recorded in the period on OCI / Income tax	(856,068)
Exchange variation transferred to profit or loss / Income tax	1,385,121
Ending balance	8,408,164
Braskem Idsea [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(2,303,937)
Exchange variation recorded in the period on OCI / Income tax	325,364
Exchange variation transferred to profit or loss / Income tax	187,002
Ending balance	(1,791,571)
Braskem Idsea [Member] | Exchange Variation [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(3,292,388)
Exchange variation recorded in the period on OCI / Income tax	464,806
Exchange variation transferred to profit or loss / Income tax	267,146
Ending balance	(2,560,436)
Braskem Idsea [Member] | Income Tax [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	988,451
Exchange variation recorded in the period on OCI / Income tax	(139,442)
Exchange variation transferred to profit or loss / Income tax	(80,144)
Ending balance	R$ 768,865